Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		2018		2017
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price
		$		$

Balance – January 1	3,537,123	14.90	3,063,130	14.25

Granted(i)	886,900	12.85	763,400	16.57
Exercised	-	-	(43,970)	14.22
Exercised – Virginia replacement share options(ii)	(2,710)	13.93	(190,471)	11.28
Forfeited	(70,467)	14.43	(50,633)	14.57
Expired	(44,866)	15.15	(4,333)	15.80

Balance – December 31	4,305,980	14.49	3,537,123	14.90

Options exercisable – December 31	2,720,879	14.72	2,051,323	14.57

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
	Options outstanding			Options exercisable
			Weighted
			average
		Weighted	remaining		Weighted
Exercise		average	contractual		average
price range	Number	exercise price	life (years)	Number	exercise price
$		$			$

8.35 – 9.98	57,391	9.77	3.1	57,391	9.77
10.58 – 12.97	932,175	12.69	4.3	72,075	10.66
13.38 – 14.78	966,983	13.49	2.5	706,016	13.48
14.90 – 15.80	1,642,931	15.31	1.1	1,642,931	15.31
16.66 – 17.84	706,500	16.68	3.4	242,466	16.69
	4,305,980	14.49	2.5	2,720,879	14.72

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2018	2017

Dividend per share	1%	1%
Expected volatility	35%	38%
Risk-free interest rate	2%	1%
Expected life	46 months	45 months
Weighted average share price	$12.85	$16.57
Weighted average fair value of options granted	$3.37	$4.58

Disclosure of deferred and restricted share units [Table Text Block]
			2018		2017
	DSU (i)	RSU(ii)	RSU(iii)	DSU(i)	RSU(ii)
	(cash)	(cash)	(equity)	(cash)	(cash)

Balance – Beginning of period	266,442	600,627	-	175,446	595,076

Granted	82,600	23,700	429,262	88,600	231,300

Reinvested (dividends on common shares)	4,696	7,064	6,277	2,396	7,260

Settled	(36,529)	(192,719)	-	-	(225,429)

Transfer from cash-settled to equity-settled(iv)	-	(428,090)	428,090	-	-

Forfeited	-	(7,536)	(14,870)	-	(7,580)

Balance – End of period	317,209	3,046	848,759	266,442	600,627

Balance – Vested	233,883	-	69,257	177,405	-

Disclosure of deferred and restricted share units, fair value [Table Text Block]
	December 31, 2018		December 31, 2017
	Carrying	Intrinsic value	Carrying	Intrinsic value
	value	of vested units	value	of vested units
	$	$	$	$

Current portion	3,494	2,800	5,632	2,576
Non-current portion	-	-	2,036	-

	3,494	2,800	7,668	2,576